Distribution Date:	09/17/21	JPMCC Commercial Mortgage Securities Trust 2016-JP4
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-JP4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25	Directing Certificateholder	JupiterlVxx, LLC
Interest Shortfall Detail - Collateral Level	26		-
Supplemental Notes	27		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46645UAQ0	1.891300%	35,667,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645UAR8	2.983800%	129,067,000.00	77,452,004.38	753,958.86	192,584.41	0.00	0.00	946,543.27	76,698,045.52	32.90%	30.00%
A-3	46645UAS6	3.392800%	215,000,000.00	215,000,000.00	0.00	607,876.67	0.00	0.00	607,876.67	215,000,000.00	32.90%	30.00%
A-4	46645UAT4	3.648300%	266,136,000.00	266,136,000.00	0.00	809,119.97	0.00	0.00	809,119.97	266,136,000.00	32.90%	30.00%
A-SB	46645UAU1	3.474300%	52,478,000.00	52,478,000.00	0.00	151,936.93	0.00	0.00	151,936.93	52,478,000.00	32.90%	30.00%
A-S	46645UAX5	3.870300%	59,858,000.00	59,858,000.00	0.00	193,057.01	0.00	0.00	193,057.01	59,858,000.00	26.32%	24.00%
B	46645UAY3	4.052600%	61,106,000.00	61,106,000.00	0.00	206,365.15	0.00	0.00	206,365.15	61,106,000.00	19.61%	17.88%
C	46645UAZ0	3.553409%	49,882,000.00	49,882,000.00	0.00	147,709.27	0.00	0.00	147,709.27	49,882,000.00	14.12%	12.88%
D	46645UAC1	3.553409%	56,117,000.00	56,117,000.00	0.00	166,172.19	0.00	0.00	166,172.19	56,117,000.00	7.95%	7.25%
E	46645UAE7	4.303409%	22,447,000.00	22,447,000.00	0.00	80,498.84	0.00	0.00	80,498.84	22,447,000.00	5.48%	5.00%
F	46645UAG2	4.303409%	17,459,000.00	17,459,000.00	0.00	62,611.01	0.00	0.00	62,611.01	17,459,000.00	3.56%	3.25%
NR*	46645UAJ6	4.303409%	32,423,640.00	32,423,640.00	0.00	74,670.91	0.00	0.00	74,670.91	32,423,640.00	0.00%	0.00%
R	46645UAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645UAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			997,640,640.00	910,358,644.38	753,958.86	2,692,602.36	0.00	0.00	3,446,561.22	909,604,685.52

Notional Certificates
X-A	46645UAV9	0.807498%	758,206,000.00	670,924,004.38	0.00	451,475.10	0.00	0.00	451,475.10	670,170,045.52
X-B	46645UAW7	0.250809%	61,106,000.00	61,106,000.00	0.00	12,771.59	0.00	0.00	12,771.59	61,106,000.00
X-C	46645UAA5	0.750000%	105,999,000.00	105,999,000.00	0.00	66,249.38	0.00	0.00	66,249.38	105,999,000.00
Notional SubTotal			925,311,000.00	838,029,004.38	0.00	530,496.07	0.00	0.00	530,496.07	837,275,045.52

Deal Distribution Total					753,958.86	3,223,098.43	0.00	0.00	3,977,057.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645UAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645UAR8	600.09145932	5.84160831	1.49212742	0.00000000	0.00000000	0.00000000	0.00000000	7.33373573	594.24985101
A-3	46645UAS6	1,000.00000000	0.00000000	2.82733335	0.00000000	0.00000000	0.00000000	0.00000000	2.82733335	1,000.00000000
A-4	46645UAT4	1,000.00000000	0.00000000	3.04024998	0.00000000	0.00000000	0.00000000	0.00000000	3.04024998	1,000.00000000
A-SB	46645UAU1	1,000.00000000	0.00000000	2.89525001	0.00000000	0.00000000	0.00000000	0.00000000	2.89525001	1,000.00000000
A-S	46645UAX5	1,000.00000000	0.00000000	3.22524992	0.00000000	0.00000000	0.00000000	0.00000000	3.22524992	1,000.00000000
B	46645UAY3	1,000.00000000	0.00000000	3.37716673	0.00000000	0.00000000	0.00000000	0.00000000	3.37716673	1,000.00000000
C	46645UAZ0	1,000.00000000	0.00000000	2.96117377	0.00000000	0.00000000	0.00000000	0.00000000	2.96117377	1,000.00000000
D	46645UAC1	1,000.00000000	0.00000000	2.96117380	0.00000000	0.00000000	0.00000000	0.00000000	2.96117380	1,000.00000000
E	46645UAE7	1,000.00000000	0.00000000	3.58617365	0.00000000	0.00000000	0.00000000	0.00000000	3.58617365	1,000.00000000
F	46645UAG2	1,000.00000000	0.00000000	3.58617389	0.00000000	0.00000000	0.00000000	0.00000000	3.58617389	1,000.00000000
NR	46645UAJ6	1,000.00000000	0.00000000	2.30297740	1.28319646	25.46663515	0.00000000	0.00000000	2.30297740	1,000.00000000
R	46645UAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645UAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645UAV9	884.88353347	0.00000000	0.59545176	0.00000000	0.00000000	0.00000000	0.00000000	0.59545176	883.88913504
X-B	46645UAW7	1,000.00000000	0.00000000	0.20900714	0.00000000	0.00000000	0.00000000	0.00000000	0.20900714	1,000.00000000
X-C	46645UAA5	1,000.00000000	0.00000000	0.62500005	0.00000000	0.00000000	0.00000000	0.00000000	0.62500005	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	192,584.41	0.00	192,584.41	0.00	0.00	0.00	192,584.41	0.00
A-3	08/01/21 - 08/30/21	30	0.00	607,876.67	0.00	607,876.67	0.00	0.00	0.00	607,876.67	0.00
A-4	08/01/21 - 08/30/21	30	0.00	809,119.97	0.00	809,119.97	0.00	0.00	0.00	809,119.97	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	151,936.93	0.00	151,936.93	0.00	0.00	0.00	151,936.93	0.00
X-A	08/01/21 - 08/30/21	30	0.00	451,475.10	0.00	451,475.10	0.00	0.00	0.00	451,475.10	0.00
X-B	08/01/21 - 08/30/21	30	0.00	12,771.59	0.00	12,771.59	0.00	0.00	0.00	12,771.59	0.00
X-C	08/01/21 - 08/30/21	30	0.00	66,249.38	0.00	66,249.38	0.00	0.00	0.00	66,249.38	0.00
A-S	08/01/21 - 08/30/21	30	0.00	193,057.01	0.00	193,057.01	0.00	0.00	0.00	193,057.01	0.00
B	08/01/21 - 08/30/21	30	0.00	206,365.15	0.00	206,365.15	0.00	0.00	0.00	206,365.15	0.00
C	08/01/21 - 08/30/21	30	0.00	147,709.27	0.00	147,709.27	0.00	0.00	0.00	147,709.27	0.00
D	08/01/21 - 08/30/21	30	0.00	166,172.19	0.00	166,172.19	0.00	0.00	0.00	166,172.19	0.00
E	08/01/21 - 08/30/21	30	0.00	80,498.84	0.00	80,498.84	0.00	0.00	0.00	80,498.84	0.00
F	08/01/21 - 08/30/21	30	0.00	62,611.01	0.00	62,611.01	0.00	0.00	0.00	62,611.01	0.00
NR	08/01/21 - 08/30/21	30	781,313.19	116,276.81	0.00	116,276.81	41,605.90	0.00	0.00	74,670.91	825,721.01
Totals			781,313.19	3,264,704.33	0.00	3,264,704.33	41,605.90	0.00	0.00	3,223,098.43	825,721.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,977,057.29
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,278,064.58	Master Servicing Fee	6,488.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,410.17
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	391.96
ARD Interest	0.00	Operating Advisor Fee	1,337.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	440.93
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,278,064.58	Total Fees	13,359.18

Principal		Expenses/Reimbursements
Scheduled Principal	753,958.86	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	37,060.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,633.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	906.48
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	4.64
Total Principal Collected	753,958.86	Total Expenses/Reimbursements	41,605.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,223,098.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	753,958.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,977,057.29
Total Funds Collected	4,032,023.44	Total Funds Distributed	4,032,022.37

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	910,358,644.95	910,358,644.95	Beginning Certificate Balance	910,358,644.38
(-) Scheduled Principal Collections	753,958.86	753,958.86	(-) Principal Distributions	753,958.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	909,604,686.09	909,604,686.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	910,642,539.01	910,642,539.01	Ending Certificate Balance	909,604,685.52
Ending Actual Collateral Balance	909,953,846.54	909,953,846.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP
	9,999,999 or less	11	63,662,886.20	7.00%	62	4.5863	1.536111	1.24 or less	7	235,094,177.14	25.85%	57	4.4946	0.463154
10,000,000 to 19,999,999		11	187,224,660.98	20.58%	51	4.6157	1.555452	1.25 to 1.74	19	305,299,370.02	33.56%	51	4.5906	1.513165
20,000,000 to 24,999,999		5	113,258,537.58	12.45%	61	4.3045	1.642970	1.75 to 2.24	7	212,300,979.87	23.34%	61	3.6410	1.924496
25,000,000 to 49,999,999		4	134,106,417.88	14.74%	44	4.6196	1.601937	2.25 to 2.74	1	22,902,182.22	2.52%	60	4.5710	2.685700
	50,000,000 or greater	6	405,344,206.61	44.56%	62	3.7403	1.755356	2.75 or greater	3	128,000,000.00	14.07%	64	3.4646	3.597748
	Totals	38	909,604,686.09	100.00%	57	4.1841	1.661490	Totals	38	909,604,686.09	100.00%	57	4.1841	1.661490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP	Pennsylvania	3	67,752,501.61	7.45%	11	4.5228	1.352518
Alabama	1	4,340,147.45	0.48%	62	4.4600	1.912400	Texas	5	45,091,706.15	4.96%	62	4.4840	1.700945
Arizona	5	10,081,832.38	1.11%	62	4.4167	1.346019	Virginia	1	2,558,668.32	0.28%	64	4.6800	1.294900
California	2	140,000,000.00	15.39%	64	3.4723	2.539743	Washington	1	24,806,207.35	2.73%	62	4.5400	1.101300
Colorado	2	6,295,852.44	0.69%	64	4.6800	1.294856	Totals	70	909,604,686.09	100.00%	57	4.1841	1.661490
Connecticut	4	5,153,692.96	0.57%	60	4.1140	1.404900
									Property Type³
Florida	5	51,578,281.85	5.67%	61	4.2648	2.060687
Georgia	3	33,932,623.19	3.73%	62	4.2777	1.516301		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	94,000,000.00	10.33%	62	4.1995	(0.179200)		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	63,215,022.40	6.95%	63	4.9294	0.774648	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP
Indiana	2	19,923,072.12	2.19%	60	4.3747	2.736158	Industrial	1	7,608,802.63	0.84%	62	4.3980	1.564400
Iowa	5	17,196,203.00	1.89%	64	4.6800	1.294860	Lodging	5	141,866,930.37	15.60%	62	4.2982	0.562356
Kansas	3	11,943,889.16	1.31%	62	4.6158	1.409649	Mobile Home Park	18	35,418,034.50	3.89%	60	4.1140	1.404900
Kentucky	1	5,451,712.01	0.60%	61	5.0200	1.245000	Multi-Family	2	40,220,436.42	4.42%	63	5.0490	1.645910
Louisiana	1	30,728,428.70	3.38%	63	5.1800	1.737100	Office	10	326,217,976.04	35.86%	59	4.0651	1.948424
Maryland	3	6,960,750.59	0.77%	60	4.1140	1.404900	Retail	33	352,264,529.29	38.73%	52	4.1479	1.868465
Michigan	3	6,644,570.85	0.73%	60	4.1140	1.404900	Totals	70	909,604,686.09	100.00%	57	4.1841	1.661490
Minnesota	2	29,327,705.07	3.22%	62	5.0085	1.679211
Missouri	1	1,042,500.00	0.11%	62	5.2600	1.611600
Nevada	2	27,257,267.25	3.00%	62	4.4701	1.894767
New Hampshire	3	9,077,326.59	1.00%	62	4.4480	1.449700
New Jersey	1	19,875,855.37	2.19%	61	4.4500	1.546000
New York	2	87,000,000.00	9.56%	59	3.2042	1.822362
Ohio	3	65,940,655.51	7.25%	61	3.6409	3.331737
Oklahoma	1	16,420,236.93	1.81%	3	5.2830	1.351300

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP
	3.99999% or less	5	273,050,148.01	30.02%	63	3.3392	2.632285	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	15	345,734,839.79	38.01%	54	4.2756	1.141552	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	10	186,361,773.98	20.49%	63	4.7329	1.310493	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	7	98,449,947.47	10.82%	42	5.1527	1.460639	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	909,604,686.09	100.00%	57	4.1841	1.661490	49 months or greater	37	903,596,709.25	99.34%	57	4.1825	1.661633
								Totals	38	909,604,686.09	100.00%	57	4.1841	1.661490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP
	60 months or less	9	238,749,349.16	26.25%	42	4.0378	1.774119	Interest Only	8	331,115,000.00	36.40%	61	3.6724	1.622669
	61 months or greater	28	664,847,360.09	73.09%	63	4.2345	1.621238	300 months or less	6	62,877,749.32	6.91%	44	4.7675	1.777586
	Totals	38	909,604,686.09	100.00%	57	4.1841	1.661490	301 months or greater	23	509,603,959.93	56.02%	56	4.4417	1.672643
								Totals	38	909,604,686.09	100.00%	57	4.1841	1.661490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,007,976.84	0.66%	59	4.4250	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	903,596,709.25	99.34%	57	4.1825	1.661633
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	909,604,686.09	100.00%	57	4.1841	1.661490
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306931001	LO	Honolulu	HI	Actual/360	4.19925%	339,926.19	0.00	0.00	N/A	11/01/26	--	94,000,000.00	94,000,000.00	09/01/21
2	306881004	RT	Fresno	CA	Actual/360	3.58725%	247,104.44	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	09/01/21
3	306531005	OF	New York	NY	Actual/360	2.86025%	155,127.88	0.00	0.00	N/A	09/01/26	--	63,000,000.00	63,000,000.00	09/01/21
4	307080004	OF	Rosemont	IL	Actual/360	4.96025%	249,566.57	87,092.61	0.00	N/A	12/01/26	--	58,431,299.22	58,344,206.61	09/01/21
5	306881109	OF	Sunnyvale	CA	Actual/360	3.31925%	171,502.49	0.00	0.00	N/A	04/01/27	--	60,000,000.00	60,000,000.00	09/01/21
6	307080006	RT	Fairlawn	OH	Actual/360	3.31425%	142,686.11	0.00	0.00	N/A	10/01/26	--	50,000,000.00	50,000,000.00	09/01/21
7	307080007	RT	Pittsburgh	PA	Actual/360	4.32825%	153,331.43	56,520.17	0.00	N/A	12/01/21	--	41,137,410.35	41,080,890.18	09/01/21
9	28300945	MH	Various	Various	Actual/360	4.11425%	125,661.58	53,422.44	0.00	N/A	09/06/26	--	35,471,456.94	35,418,034.50	09/06/21
10	307080010	MF	New Orleans	LA	Actual/360	5.18025%	137,247.91	40,811.80	0.00	N/A	12/06/26	--	30,769,240.50	30,728,428.70	09/06/21
11	307080011	OF	Bloomington	MN	Actual/360	5.09025%	117,972.82	36,592.79	0.00	N/A	11/06/26	--	26,915,657.29	26,879,064.50	09/06/21
12	307080012	RT	Everett	WA	Actual/360	4.54025%	97,136.08	40,311.41	0.00	N/A	11/06/26	--	24,846,518.76	24,806,207.35	08/06/21
13	307080013	LO	Treasure Island	FL	Actual/360	4.57125%	90,293.52	37,434.65	0.00	N/A	09/01/26	--	22,939,616.87	22,902,182.22	09/01/21
14	28200906	OF	New York	NY	Actual/360	4.10925%	84,919.33	0.00	0.00	N/A	07/06/26	--	24,000,000.00	24,000,000.00	09/06/21
15	307080015	RT	Cypress	TX	Actual/360	4.27025%	79,054.31	0.00	0.00	N/A	11/01/26	--	21,500,000.00	21,500,000.00	09/01/21
16	695100712	OF	Las Vegas	NV	Actual/360	4.49825%	76,228.59	32,176.64	0.00	N/A	11/06/26	--	19,680,641.26	19,648,464.62	09/06/21
17	307080017	OF	Palm Beach Gardens	FL	30/360	3.98025%	66,605.73	31,980.71	0.00	N/A	12/01/26	--	20,082,128.72	20,050,148.01	09/01/21
18	28200964	OF	Newark	NJ	Actual/360	4.45025%	76,266.62	26,995.73	0.00	N/A	10/06/26	--	19,902,851.10	19,875,855.37	09/06/21
19	695100716	RT	Various	Various	Actual/360	4.68025%	75,624.19	29,668.94	0.00	N/A	01/06/27	--	18,765,308.22	18,735,639.28	09/06/21
20	695100721	RT	Various	Various	Actual/360	4.68025%	73,903.52	28,993.88	0.00	N/A	01/06/27	--	18,338,341.88	18,309,348.00	09/06/21
21	307080021	RT	Philadelphia	PA	Actual/360	5.10025%	74,133.35	24,954.98	0.00	N/A	09/06/21	--	16,880,460.31	16,855,505.33	09/06/20
22	307080022	OF	Indianapolis	IN	Actual/360	4.36725%	67,686.95	0.00	0.00	N/A	09/01/26	--	18,000,000.00	18,000,000.00	09/01/21
23	307080023	RT	Various	Various	Actual/360	4.44825%	63,356.50	27,291.55	0.00	N/A	11/01/26	--	16,541,207.30	16,513,915.75	09/01/21
24	28000972	OF	Tulsa	OK	Actual/360	5.28325%	74,804.49	23,020.53	0.00	N/A	12/06/21	--	16,443,257.46	16,420,236.93	09/06/21
25	695100708	RT	Savannah	GA	Actual/360	4.36025%	60,835.90	20,901.85	0.00	N/A	11/06/26	--	16,203,701.57	16,182,799.72	09/06/21
26	695100731	RT	Hilliard	OH	Actual/360	4.69925%	60,971.99	22,000.44	0.00	N/A	12/06/26	--	15,068,350.58	15,046,350.14	09/06/21
28	307080028	LO	Kennesaw	GA	Actual/360	4.12025%	41,356.25	20,399.56	0.00	N/A	11/01/26	--	11,656,945.40	11,636,545.84	09/01/21
29	695100725	RT	Bloomsburg	PA	Actual/360	4.34525%	36,785.06	15,454.26	0.00	N/A	11/06/26	--	9,831,560.36	9,816,106.10	09/06/21
30	307080030	MF	Houston	TX	Actual/360	4.62525%	37,863.35	15,093.02	0.00	N/A	12/01/26	--	9,507,100.74	9,492,007.72	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	695100706	LO	Lubbock	TX	Actual/360	4.69025%	30,884.94	17,848.83	0.00	N/A	10/06/26	--	7,647,416.91	7,629,568.08	09/06/21
32	695100720	IN	Las Vegas	NV	Actual/360	4.39825%	28,863.86	12,689.49	0.00	N/A	11/06/26	--	7,621,492.12	7,608,802.63	09/06/21
33	695100707	RT	Hinesville	GA	Actual/360	4.36025%	22,983.56	8,415.70	0.00	N/A	11/06/26	--	6,121,693.33	6,113,277.63	09/06/21
34	695100726	IN	Orlando	FL	Actual/360	4.42525%	22,926.10	8,714.94	0.00	N/A	08/06/26	--	6,016,691.78	6,007,976.84	09/06/21
35	695100702	LO	Salina	KS	Actual/360	4.67025%	22,952.98	9,090.86	0.00	N/A	10/06/26	--	5,707,725.09	5,698,634.23	09/06/21
36	307080036	RT	Lexington	KY	Actual/360	5.02025%	23,601.74	8,142.89	0.00	N/A	10/06/26	--	5,459,854.90	5,451,712.01	09/06/21
37	695100711	RT	Carrollton	TX	Actual/360	4.62525%	21,526.77	7,522.11	0.00	N/A	11/06/26	--	5,405,152.46	5,397,630.35	09/06/21
38	695100723	RT	Midfield	AL	Actual/360	4.46025%	16,708.58	10,416.08	0.00	N/A	11/06/26	--	4,350,563.53	4,340,147.45	09/06/21
39	28000875	RT	Dimmitt	TX	Actual/360	5.35025%	4,940.95	0.00	0.00	N/A	05/06/26	--	1,072,500.00	1,072,500.00	09/06/21
40	28000979	RT	Jackson	MO	Actual/360	5.26025%	4,721.95	0.00	0.00	N/A	11/06/26	--	1,042,500.00	1,042,500.00	09/06/21
Totals							3,278,064.58	753,958.86	0.00				910,358,644.95	909,604,686.09
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(9,944,765.15)	(5,699,277.52)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,081,820.36	11,078,420.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	95,647,177.04	37,176,729.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,355,475.94	3,714,036.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	29,169,838.26	15,051,432.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,181,694.39	5,899,910.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,777,136.92	2,210,509.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,158,308.75	4,017,045.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,528,726.81	1,885,991.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,567,449.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,747,831.56	979,225.36	01/01/21	06/30/21	--	0.00	0.00	137,340.51	137,340.51	0.00	0.00
13	2,439,476.45	4,610,446.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,904,736.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,594,013.00	912,854.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,797,696.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,958,023.00	516,022.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	11,968,308.00	6,368,964.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,636,221.51	954,463.95	01/01/21	07/01/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,598,886.63	799,443.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	864,948.00	0.00	--	--	09/13/21	8,447,170.74	212,046.75	61,808.19	1,013,211.04	288,230.78	0.00
22	0.00	7,809,966.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,016,780.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,935,963.99	1,031,507.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,486,138.07	914,200.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,284,004.46	755,504.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	722,866.92	923,979.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,037,181.35	474,071.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	681,303.38	877,339.63	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,020,598.61	1,237,504.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	726,413.78	415,250.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	681,091.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	637,453.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	532,922.46	257,123.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	508,852.04	265,424.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	483,600.00	350,292.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	93,405.18	46,702.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	90,723.13	45,362.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	220,972,301.91	105,880,445.00				8,447,170.74	212,046.75	199,148.70	1,150,551.55	288,230.78	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.184107%	4.162403%	57
08/17/21	0	0.00	0	0.00	1	16,880,460.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.184464%	4.162755%	58
07/16/21	0	0.00	0	0.00	1	16,905,306.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.184819%	4.163105%	59
06/17/21	0	0.00	0	0.00	1	16,932,431.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.185206%	4.163486%	60
05/17/21	0	0.00	0	0.00	1	16,957,050.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.185557%	4.152515%	61
04/16/21	0	0.00	0	0.00	1	16,983,956.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.185939%	4.164208%	62
03/17/21	0	0.00	0	0.00	1	17,008,350.13	0	0.00	0	0.00	1	16,680,172.51	0	0.00	0	0.00	4.186286%	4.159987%	63
02/18/21	0	0.00	0	0.00	1	17,039,847.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.186731%	4.160421%	64
01/15/21	0	0.00	0	0.00	1	17,063,996.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.187073%	4.160755%	65
12/17/20	0	0.00	1	17,088,039.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.187413%	4.161086%	66
11/18/20	1	17,114,391.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.187785%	4.161448%	67
10/19/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.188117%	4.161771%	68
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	307080012 08/06/21		0	B	137,340.51	137,340.51	0.00	24,846,518.76
21	307080021 09/06/20		11	5	61,808.19	1,013,211.04	317,562.91	17,164,354.37	09/16/20	1
Totals					199,148.70	1,150,551.55	317,562.91	42,010,873.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		16,855,505	0	16,855,505		0
0 - 6 Months		57,501,127	57,501,127		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		170,400,694	170,400,694		0	0
> 60 Months		664,847,360	664,847,360		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	909,604,686	892,749,181	0	0	16,855,505	0
Aug-21	910,358,645	893,478,185	0	0	16,880,460	0
Jul-21	911,109,572	894,204,266	0	0	16,905,306	0
Jun-21	911,920,352	894,987,920	0	0	16,932,432	0
May-21	912,664,995	895,707,944	0	0	16,957,050	0
Apr-21	913,469,710	896,485,753	0	0	16,983,957	0
Mar-21	914,208,118	897,199,768	0	0	17,008,350	0
Feb-21	915,133,388	898,093,541	0	0	17,039,847	0
Jan-21	915,865,093	898,801,097	0	0	17,063,996	0
Dec-20	916,593,857	899,505,818	0	17,088,039	0	0
Nov-20	917,383,250	900,268,858	17,114,392	0	0	0
Oct-20	918,085,817	918,085,817	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	307080021	16,855,505.33	17,164,354.37	10,100,000.00	02/24/21	864,948.00	0.72740	12/31/20	09/06/21	299
Totals		16,855,505.33	17,164,354.37	10,100,000.00		864,948.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	307080021	RT	PA	09/16/20	1

Matter transferred as an NT 7/9/2020 seeking relief due to COVID-19 impacts. Since that date issues have escalated the matter to special servicing on 9/16/2020 due to imminent default. SS and Borrower third party representative continue working tow ard a potential loan modification and dual-tracking foreclosure. Borrower has delivered an updated workout proposal. Lender is working with Borrower third party advisor to complete the due diligence needed to complete the evaluation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	307080023	0.00	4.44803%	0.00	4.44803%	8	01/28/21	01/28/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.64	0.00
21	0.00	0.00	3,633.99	0.00	0.00	37,060.79	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	906.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,633.99	0.00	906.48	37,060.79	0.00	0.00	0.00	0.00	4.64	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,605.90

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Supplemental Notes
None

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